WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Transactions involving our equity-classified warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2015	42,277,445	$0.79
Forfeited	(1,379,277)	$3.30
Outstanding at March 31, 2016	40,898,168	$0.71	2.6	$—

Exercisable at March 31, 2016	40,898,168	$0.71	2.6	$—

Transactions involving our warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in)
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	10,216,597	$2.56
Granted	11,467,847	$0.95
Forfeited	(1,786,516)	$2.85	2.8	$8.4

Outstanding at December 31, 2014	19,897,928	$1.61
Granted	28,255,221	$0.27
Exercised	(4,599,669)	$0.19
Forfeited	(1,276,035)	$3.12
Outstanding at December 31, 2015	42,277,445	$0.79	2.7	$14.6

Exercisable at December 31, 2015	42,277,445	$0.79	2.7	$14.6

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding common stock purchase warrants as of March 31, 2016:

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	932,000	$1.54	May 2016 through November 2020
Issued pursuant to 2011 financings	718,175	$3.15	April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.82	December 2016 through June 2019
Issued pursuant to 2014 financings	23,692,721	$0.21	January 2017 through December 2020
	40,898,168

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2015:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Issued to consultants	1,092,667	$1.80	March 2016 through November 2020
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.93	December 2016 through June 2019
Issued pursuant to 2015 financings	23,692,721	$0.29	January 2017 through December 2020
	42,277,445

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services:

	Year Ended December 31,
	2015	2014
Volatility	72.6%	51.1%
Expected term (years)	1.8	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	None	None